INCOME TAX (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
U.S. corporate income tax rate			21.00%
Valuation allowance against deferred tax assets	$ 2,662,093		$ 2,340,023	$ 1,644,410
Corporate income tax rate	21.00%
Labuan Malaysia [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	24.00%		24.00%
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance against deferred tax assets	$ 259,025		$ 249,972
Corporate income tax rate	24.00%	24.00%	24.00%	24.00%
Operating Loss Carryforwards	$ 1,079,271		$ 1,041,549
Tax credit carryforward description	carried forward up to a maximum of ten (10) years
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	17.00%
Americas [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance against deferred tax assets	$ 2,403,068		2,090,801
Net operating loss carry forward	$ 11,443,181		$ 9,956,196